Contractual Maturities of Certificates of Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 276,202
Time Deposit Maturities, Year Two	136,702
Time Deposit Maturities, Year Three	29,734
Time Deposit Maturities, Year Four	2,687
Time Deposit Maturities, Year Five	1,936
Time Deposit Maturities, after Year Five	209
Total certificates of deposit	$ 447,470	$ 435,768